Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Anti-Hedging Policy
We maintain a policy that restricts our directors, officers, certain other employees, and their family members from engaging in any transaction that might allow them to gain from declines in the price of Company securities. Employees subject to our anti-hedging policy include employees that participate in our equity compensation plans, employees who, because of their job responsibilities, are considered more likely to have access to material non-public
information (including employees in accounting, legal, and administration) and other employees who are in possession of material non-public
information from time to time. Specifically, we prohibit transactions by these individuals using derivative securities, or otherwise participating in hedging, “stop loss,” or other speculative transactions involving Company securities, including short-selling and trading in any puts, calls, covered calls or other derivative products, or other similar transactions.

Award Timing Method	Employees subject to our anti-hedging policy include employees that participate in our equity compensation plans, employees who, because of their job responsibilities, are considered more likely to have access to material non-public
information (including employees in accounting, legal, and administration) and other employees who are in possession of material non-public
information from time to time.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true